Note 22 - Subsequent Events (Details Textual) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Apr. 04, 2025	Mar. 18, 2025	Jan. 24, 2025	May 31, 2025	Aug. 19, 2025	Jun. 30, 2025	Apr. 11, 2025	Apr. 15, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 31, 2024	Jul. 19, 2024
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.001			$ 0.001		$ 0.001	$ 0.001
Proceeds from Issuance of Common Stock											$ 1,366,000	$ 755,000
Payments of Dividends									$ 90,000	$ (0)	657,000	(0)
Payments for Repurchase of Preferred Stock and Preference Stock									$ 483,000	(0)	1,876,000	$ (0)
Conversion of Stock, Amount Converted											$ 946,000
Preferred Stock, Shares Outstanding (in shares)						0			0		0	0
Proceeds from Warrant Exercises									$ 327,000	$ 0	$ 0	$ 843,000
July 2024 Warrants [Member]
Stock Issued During Period, Shares, Exercise of Warrants (in shares)						32,714			80,513
Proceeds from Warrant Exercises									$ 300,000
Forecast [Member]
Payments of Dividends								$ 100,000
Forecast [Member] | July 2024 Warrants [Member]
Stock Issued During Period, Shares, Exercise of Warrants (in shares)							47,799	47,799
Proceeds from Warrant Exercises							$ 300,000	$ 300,000
ELOC Purchase Agreement [Member]
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds									30.00%		30.00%
Stock Issued During Period, Shares, New Issues (in shares)						700,000					200,000
ELOC Purchase Agreement [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)							200,000	200,000
Proceeds from Issuance of Common Stock								$ 2,000,000
Senior Secured Notes [Member] | Forecast [Member]
Debt Instrument, Face Amount	$ 312,500
Proceeds from Issuance of Secured Debt	$ 250,000
Debt, Discount Percentage	20.00%
Secured Convertible Promissory Note [Member] | Forecast [Member]
Debt Instrument, Face Amount	$ 312,500
Proceeds from Issuance of Secured Debt	$ 250,000
Debt, Discount Percentage	20.00%
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Debt Instrument, Default Rate	24.00%
Debt Instrument, Mandatory Prepayment Percentage	25.00%
Debt Instrument, Prepayment Premium Percentage	120.00%
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 1.1
Conversion of Series C Preferred Stock Into Common Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 1,000			$ 1,000
Conversion of Stock, Shares Converted (in shares)						2,260			10,781		4,219
Conversion of Stock, Shares Issued (in shares)				4,382,192		5,009,113			8,054,644		52,719
Conversion of Stock, Amount Converted						$ 57,000			$ 105,000		$ 57,000
Conversion of Series C Preferred Stock Into Common Stock [Member] | Forecast [Member]
Conversion of Stock, Shares Converted (in shares)								8,521
Conversion of Stock, Shares Issued (in shares)								3,045,531
Conversion of Stock, Amount Converted								$ 50,000
Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001								$ 1,000		$ 1,000	$ 1,000
Preferred Stock, Convertible, Conversion Price (in dollars per share)			$ 8.04											$ 187
Series C Preferred Stock [Member] | Forecast [Member]
Payments for Repurchase of Preferred Stock and Preference Stock								$ 0.4
Stock Repurchased During Period, Shares (in shares)								402
Stock Repurchased During Period, Value								$ 500,000
Preferred Stock, Shares Outstanding (in shares)								2,833
Series C Preferred Stock [Member] | ELOC Purchase Agreement [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 1,000			$ 1,000		$ 1,000
Stock Issued During Period, Shares, New Issues (in shares)									402
Payments of Dividends											$ 600,000
Series C Preferred Stock [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)			1,895
Conversion of Stock, Shares Issued (in shares)			235,846
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Stock Issued During Period, Value, New Issues, Percentage of Total Proceeds		30.00%
Preferred Stock, Redemption Price Per Share (in dollars per share)		$ 1.2
Stock Issued During Period, Shares, New Issues (in shares)					16,800,000
Proceeds from Issuance of Common Stock					$ 10,100,000
Subsequent Event [Member] | Senior Secured Notes [Member]
Debt Instrument, Face Amount		$ 312,500
Proceeds from Issuance of Secured Debt		$ 250,000
Debt, Discount Percentage		20.00%
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Default Rate		18.00%
Debt Instrument, Redemption Price, Percentage		120.00%
Subsequent Event [Member] | Series C Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)			$ 0.001
Preferred Stock, Convertible, Conversion Price (in dollars per share)			$ 8.04		$ 0.3
Subsequent Event [Member] | Series C Preferred Stock [Member] | Conversion of Series C Preferred Stock Into Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)			1,895
Conversion of Stock, Shares Issued (in shares)			235,846